SHORT TERM BANK LOAN (Details Narrative) ¥ in Millions		1 Months Ended	6 Months Ended
	Mar. 17, 2026 USD ($) shares	Apr. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Nov. 04, 2024 USD ($)	Nov. 04, 2024 CNY (¥)
Short-term bank loan						$ 821,982
Repaid loan				$ 821,982
Warrants to purchase shares | shares					2,240,000
Proceeds from warrant exercises			$ 20,085
Warrant [Member]
Warrants to purchase shares | shares			5,000
Proceeds from warrant exercises			$ 20,085
Subsequent Event [Member] | Warrant [Member]
Warrants to purchase shares | shares	5,000
Proceeds from warrant exercises	$ 20,085
Hongkong and Shanghai Banking Corporation Limited (HSBC) [Member]
Short-term bank loan							$ 821,982	¥ 6
Annual interest rate							8.00%	8.00%
Repaid loan | ¥		¥ 6